Note 5 - Property and Equipment - Property Acquired Through Capital Leases (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leased Assets, Gross	$ 5,150,718	$ 5,150,718	$ 5,150,718
Less: accumulated depreciation	4,463,580	4,083,274	3,114,968
Property acquired through capital leases, net	687,138	1,067,444	2,035,750
Network and Base Station Equipment [Member]
Capital Leased Assets, Gross	2,620,898	2,620,898	2,620,898
Customer Premise Equipment [Member]
Capital Leased Assets, Gross	669,792	669,792	669,792
Information Technology [Member]
Capital Leased Assets, Gross	$ 1,860,028	$ 1,860,028	$ 1,860,028